Land Use Right, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Estimated Future Amortization Expense for Land Use Rights [Abstract]
2025	$ 24,351
2026	24,351
2027	24,351
2028	24,351
2029	24,351
Thereafter	1,002,649
Total	$ 1,124,404	$ 154,364